UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive All Cap Fund (effective May 7, 2018, renamed Adaptive Small Cap Fund)
April 30, 2018

Adaptive All Cap - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.9%
Aerojet Rocketdyne Holdings, Inc.(1)	11,005	307,480
Curtiss-Wright Corp.	6,729	861,581
TransDigm Group, Inc.	4,860	1,557,970
		2,727,031
Airlines — 0.3%
JetBlue Airways Corp.(1)	13,296	255,150
Auto Components — 0.5%
Superior Industries International, Inc.	32,444	426,639
Banks — 5.6%
BCB Bancorp, Inc.	21,897	339,403
CIT Group, Inc.	10,769	570,219
First Financial Northwest, Inc.	2,765	46,728
LCNB Corp.	14,756	275,937
M&T Bank Corp.	4,523	824,407
Macatawa Bank Corp.	62,595	668,515
Sterling Bancorp	41,725	990,969
Texas Capital Bancshares, Inc.(1)	13,501	1,331,874
United Security Bancshares	19,282	214,030
		5,262,082
Biotechnology — 3.5%
Asterias Biotherapeutics, Inc.(1)	63,217	79,021
BioSpecifics Technologies Corp.(1)	11,420	484,436
Bluebird Bio, Inc.(1)	457	77,759
Curis, Inc.(1)	70,917	37,855
Gilead Sciences, Inc.	996	71,941
MediciNova, Inc.(1)	89,641	1,010,254
Mersana Therapeutics, Inc.(1)	43,477	739,979
Sage Therapeutics, Inc.(1)	4,756	684,484
Versartis, Inc.(1)	48,155	72,232
		3,257,961
Building Products — 0.7%
Simpson Manufacturing Co., Inc.	11,908	651,129
Capital Markets — 3.1%
Artisan Partners Asset Management, Inc., Class A	5,627	180,908
Evercore, Inc., Class A	9,840	996,300
Janus Henderson Group plc	35,195	1,111,810
Waddell & Reed Financial, Inc., Class A	30,998	627,400
		2,916,418
Chemicals — 1.8%
FutureFuel Corp.	3,862	45,185
Quaker Chemical Corp.	636	93,486
Sensient Technologies Corp.	13,880	925,102
Trinseo SA	7,365	537,277
Tronox Ltd., Class A	5,483	94,198
		1,695,248
Communications Equipment — 1.3%
Plantronics, Inc.	18,437	1,201,171

Construction and Engineering — 0.5%
AECOM(1)	14,093	485,363
Construction Materials — 0.1%
Summit Materials, Inc., Class A(1)	1,601	45,052
Vulcan Materials Co.	425	47,468
		92,520
Consumer Finance — 1.5%
EZCORP, Inc., Class A(1)	60,131	823,795
Synchrony Financial	18,512	614,043
		1,437,838
Distributors — 0.9%
Genuine Parts Co.	9,780	863,770
Diversified Consumer Services — 2.1%
Carriage Services, Inc.	39,313	1,023,317
H&R Block, Inc.	33,792	934,349
		1,957,666
Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc.(1)	11,998	435,527
Electric Utilities — 1.3%
Avangrid, Inc.	23,639	1,246,012
Electronic Equipment, Instruments and Components — 3.1%
Badger Meter, Inc.	25,091	1,065,113
Daktronics, Inc.	94,777	853,941
Plexus Corp.(1)	17,141	940,012
		2,859,066
Energy Equipment and Services — 1.4%
Dril-Quip, Inc.(1)	10,463	433,691
Helmerich & Payne, Inc.	1,129	78,522
Ranger Energy Services, Inc.(1)	11,454	94,496
RPC, Inc.	8,509	153,247
Solaris Oilfield Infrastructure, Inc., Class A(1)	27,171	510,815
		1,270,771
Equity Real Estate Investment Trusts (REITs) — 5.8%
Agree Realty Corp.	6,626	323,879
Armada Hoffler Properties, Inc.	42,473	576,359
Ashford Hospitality Trust, Inc.	101,487	698,230
CubeSmart	14,263	419,903
Easterly Government Properties, Inc.	28,172	580,625
Gladstone Commercial Corp.	19,890	344,893
InfraREIT, Inc.(1)	45,026	959,504
MedEquities Realty Trust, Inc.	54,603	556,404
Sunstone Hotel Investors, Inc.	24,775	386,490
VEREIT, Inc.	83,192	565,706
		5,411,993
Food Products — 1.6%
Calavo Growers, Inc.	16,387	1,535,462
Health Care Equipment and Supplies — 4.7%
Anika Therapeutics, Inc.(1)	4,749	209,004
LeMaitre Vascular, Inc.	21,717	683,000
Meridian Bioscience, Inc.	125,227	1,828,314
Orthofix International NV(1)	27,619	1,685,311
		4,405,629

Health Care Providers and Services — 2.2%
Encompass Health Corp.	11,400	693,348
HCA Healthcare, Inc.	8,862	848,448
Magellan Health, Inc.(1)	5,984	501,758
		2,043,554
Hotels, Restaurants and Leisure — 4.7%
Denny's Corp.(1)	87,112	1,525,331
International Game Technology plc	2,016	56,992
Royal Caribbean Cruises Ltd.	4,758	514,768
Ruth's Hospitality Group, Inc.	22,925	615,536
Scientific Games Corp., Class A(1)	5,869	312,818
Sonic Corp.	26,846	695,580
Wingstop, Inc.	13,813	674,903
		4,395,928
Household Durables — 1.2%
M.D.C. Holdings, Inc.	14,618	424,068
Toll Brothers, Inc.	3,210	135,334
TRI Pointe Group, Inc.(1)	32,977	564,236
		1,123,638
Household Products — 0.8%
WD-40 Co.	5,935	782,826
Independent Power and Renewable Electricity Producers — 1.3%
Ormat Technologies, Inc.	21,175	1,226,032
Insurance — 0.8%
Old Republic International Corp.	36,924	753,250
Internet and Direct Marketing Retail — 0.4%
Shutterfly, Inc.(1)	4,366	353,297
Internet Software and Services — 3.0%
Cornerstone OnDemand, Inc.(1)	18,959	836,661
DHI Group, Inc.(1)	69,937	97,912
NIC, Inc.	12,050	178,942
Web.com Group, Inc.(1)	48,721	906,211
Yelp, Inc.(1)	16,559	742,671
		2,762,397
IT Services — 3.0%
Convergys Corp.	62,061	1,449,745
EPAM Systems, Inc.(1)	7,004	800,908
Western Union Co. (The)	29,523	583,079
		2,833,732
Life Sciences Tools and Services — 3.8%
Charles River Laboratories International, Inc.(1)	7,512	782,675
PRA Health Sciences, Inc.(1)	17,905	1,471,254
Waters Corp.(1)	6,598	1,243,129
		3,497,058
Machinery — 0.8%
EnPro Industries, Inc.	1,086	81,613
Pentair plc	9,866	663,784
		745,397
Marine — 1.4%
Costamare, Inc.	186,564	1,266,770
Media — 1.9%
Hemisphere Media Group, Inc.(1)	29,828	325,125
Interpublic Group of Cos., Inc. (The)	19,020	448,682

MDC Partners, Inc., Class A(1)	134,139	1,012,749
		1,786,556
Metals and Mining — 0.9%
Compass Minerals International, Inc.	4,710	316,983
Kaiser Aluminum Corp.	4,066	400,664
Reliance Steel & Aluminum Co.	1,106	97,239
		814,886
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Apollo Commercial Real Estate Finance, Inc.	11,598	208,996
Starwood Property Trust, Inc.	17,675	370,468
		579,464
Oil, Gas and Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	3,744	252,046
Marathon Petroleum Corp.	19,122	1,432,429
Matador Resources Co.(1)	14,085	461,143
Murphy Oil Corp.	2,891	87,048
Williams Partners LP	6,698	243,807
		2,476,473
Paper and Forest Products — 0.8%
Neenah, Inc.	8,951	698,178
Pharmaceuticals — 1.1%
Catalent, Inc.(1)	8,262	339,651
Prestige Brands Holdings, Inc.(1)	24,759	728,905
		1,068,556
Professional Services — 4.7%
CRA International, Inc.	19,959	1,127,085
Dun & Bradstreet Corp. (The)	7,449	858,944
Equifax, Inc.	4,517	506,130
Navigant Consulting, Inc.(1)	48,334	1,033,864
Robert Half International, Inc.	2,176	132,192
TransUnion(1)	10,842	703,754
		4,361,969
Real Estate Management and Development — 0.3%
HFF, Inc., Class A	8,401	295,211
Road and Rail — 2.8%
Genesee & Wyoming, Inc., Class A(1)	11,029	785,265
Ryder System, Inc.	2,785	187,793
Saia, Inc.(1)	24,648	1,628,000
		2,601,058
Semiconductors and Semiconductor Equipment — 1.7%
AXT, Inc.(1)	40,088	234,515
Cabot Microelectronics Corp.	1,879	190,624
Power Integrations, Inc.	5,586	378,731
Tower Semiconductor Ltd.(1)	30,545	790,199
		1,594,069
Software — 6.5%
American Software, Inc., Class A	55,451	707,555
CA, Inc.	7,492	260,722
Fortinet, Inc.(1)	21,760	1,204,634
Progress Software Corp.	29,178	1,077,543
Proofpoint, Inc.(1)	2,548	300,511
QAD, Inc., Class A	19,330	867,917
RealPage, Inc.(1)	19,485	1,042,447

VMware, Inc., Class A(1)	4,474	596,205
		6,057,534
Specialty Retail — 0.5%
Williams-Sonoma, Inc.	8,847	422,887
Textiles, Apparel and Luxury Goods — 0.3%
Skechers U.S.A., Inc., Class A(1)	10,270	292,695
Thrifts and Mortgage Finance — 5.6%
Entegra Financial Corp.(1)	6,771	196,698
Essent Group Ltd.(1)	22,372	737,381
NMI Holdings, Inc., Class A(1)	22,432	310,683
Northwest Bancshares, Inc.	111,596	1,852,494
Provident Financial Holdings, Inc.	9,833	180,436
Prudential Bancorp, Inc.	12,564	229,544
Walker & Dunlop, Inc.	7,005	400,055
Waterstone Financial, Inc.	78,756	1,350,665
		5,257,956
Tobacco — 0.5%
Vector Group Ltd.	24,333	474,494
Trading Companies and Distributors — 1.2%
CAI International, Inc.(1)	48,604	1,092,618
Water Utilities — 0.3%
Global Water Resources, Inc.	27,976	257,939
TOTAL COMMON STOCKS (Cost $86,881,553)		92,310,868
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $587,707), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $575,344)		575,321
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/25/26, valued at $492,096), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $479,010)		479,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	997	997
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,055,318)		1,055,318
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $87,936,871)		93,366,186
OTHER ASSETS AND LIABILITIES — (0.1)%		(80,166)
TOTAL NET ASSETS — 100.0%		$93,286,020

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	92,310,868	—	—
Temporary Cash Investments	997	1,054,321	—
	92,311,865	1,054,321	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
April 30, 2018

Focused Dynamic Growth - Schedule of Investments
APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.1%
Automobiles — 4.0%
Tesla, Inc.(1)	6,990	2,054,361
Beverages — 3.4%
Boston Beer Co., Inc. (The), Class A(1)	7,794	1,747,025
Biotechnology — 12.4%
Biogen, Inc.(1)	2,652	725,587
Celgene Corp.(1)	6,641	578,431
Ionis Pharmaceuticals, Inc.(1)	27,400	1,179,022
Regeneron Pharmaceuticals, Inc.(1)	3,635	1,103,877
Spark Therapeutics, Inc.(1)	20,742	1,583,030
Vertex Pharmaceuticals, Inc.(1)	7,627	1,168,151
		6,338,098
Capital Markets — 3.1%
Intercontinental Exchange, Inc.	21,531	1,560,136
Electronic Equipment, Instruments and Components — 3.1%
Cognex Corp.	34,331	1,587,809
Energy Equipment and Services — 2.2%
Cactus, Inc., Class A(1)	38,999	1,119,661
Health Care Equipment and Supplies — 1.6%
Intuitive Surgical, Inc.(1)	1,872	825,140
Internet and Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	1,241	1,943,567
Netflix, Inc.(1)	5,034	1,572,924
		3,516,491
Internet Software and Services — 16.0%
Alphabet, Inc., Class C(1)	1,802	1,833,229
Baidu, Inc. ADR(1)	5,105	1,280,845
Facebook, Inc., Class A(1)	11,479	1,974,388
Okta, Inc.(1)	53,978	2,310,798
Tencent Holdings Ltd.	16,400	805,182
		8,204,442
IT Services — 8.9%
MasterCard, Inc., Class A	5,534	986,546
Square, Inc., Class A(1)	36,917	1,747,651
Visa, Inc., Class A	14,262	1,809,563
		4,543,760
Machinery — 11.3%
FANUC Corp.	7,900	1,700,065
Middleby Corp. (The)(1)	10,776	1,356,052
WABCO Holdings, Inc.(1)	11,253	1,451,524
Wabtec Corp.	14,475	1,285,525
		5,793,166
Oil, Gas and Consumable Fuels — 1.5%
Concho Resources, Inc.(1)	4,852	762,783

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	5,555	822,640
Professional Services — 1.7%
Verisk Analytics, Inc.(1)	8,263	879,596
Software — 9.2%
salesforce.com, Inc.(1)	15,412	1,864,698
Splunk, Inc.(1)	9,807	1,006,689
Tableau Software, Inc., Class A(1)	21,829	1,856,556
		4,727,943
Specialty Retail — 3.6%
Ross Stores, Inc.	23,091	1,866,907
Technology Hardware, Storage and Peripherals — 1.5%
Apple, Inc.	4,607	761,353
Textiles, Apparel and Luxury Goods — 4.1%
NIKE, Inc., Class B	30,650	2,096,154
TOTAL COMMON STOCKS (Cost $40,632,379)		49,207,465
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $786,790), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $770,239)		770,208
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $657,422), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $642,013)		642,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	593	593
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,412,801)		1,412,801
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $42,045,180)		50,620,266
OTHER ASSETS AND LIABILITIES — 1.1%		553,195
TOTAL NET ASSETS — 100.0%		$51,173,461

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	46,702,218	2,505,247	—
Temporary Cash Investments	593	1,412,208	—
	46,702,811	3,917,455	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2018